Document and Entity Information	Nov. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001699838
Document Period End Date	Nov. 04, 2021
Trading Symbol	CFLT
Entity Registrant Name	CONFLUENT, INC.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Entity File Number	001-40526
Security Exchange Name	NASDAQ
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-1824387
Entity Address, Address Line One	899 W. Evelyn Avenue
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94041
City Area Code	800
Local Phone Number	439-3207
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false